INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets
The following table provides the weighted average amortization rate, gross carrying value, accumulated amortization and net carrying value for each of our major classes of intangible assets:

	Weighted Average		Accumulated
December 31, 2018[1]	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Customer relationships	5.0%	762	70	692
Power purchase agreements	4.4%	96	21	75
Project agreement[2]	4.0%	164	10	154
Software	11.4%	1,827	814	1,013
Other intangible assets[3]	4.1%	508	70	438
		3,357	985	2,372

	Weighted Average		Accumulated
December 31, 2017[1]	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Customer relationships	3.5%	967	41	926
Power purchase agreements	3.5%	99	17	82
Project agreement[2]	4.0%	150	3	147
Software	11.3%	1,760	714	1,046
Other intangible assets[3]	4.4%	1,162	96	1,066
		4,138	871	3,267

1 Certain assets were reclassified as held for sale as at December 31, 2018 and December 31, 2017 (Note 8).
2 Represents a project agreement acquired from the Merger Transaction (Note 8).
3 The measurement of weighted average amortization rate excludes non-depreciable intangible assets.

Schedule of future amortization expense
The following table presents our forecast of amortization expense associated with existing intangible assets for the years indicated as follows:

	2019	2020	2021	2022	2023
Forecast of amortization expense (millions of Canadian dollars)	278	251	227	205	186